TAXES ON INCOME - Schedule of Taxes on Income , Current and Deferred (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Examination [Line Items]
Current	$ 132,129	$ 80,903	$ 74,096
Deferred	(52,742)	(39,507)	(33,254)
Domestic	28,853	16,171	15,995
Foreign	50,534	25,225	24,847
Taxes on income	79,387	41,396	40,842
Domestic
Income Tax Examination [Line Items]
Current	29,576	27,400	22,323
Deferred	(723)	(11,229)	(6,328)
Taxes on income	28,853	16,171	15,995
Foreign
Income Tax Examination [Line Items]
Current	102,553	53,503	51,773
Deferred	(52,019)	(28,278)	(26,926)
Taxes on income	$ 50,534	$ 25,225	$ 24,847